Subsequent Events (Unaudited) - Additional Information (Details) - Subsequent Event - USD ($) $ / shares in Units, $ in Millions	Apr. 05, 2019	Mar. 28, 2019
Subsequent Event [Line Items]
Offering price per ADS	$ 10
Proceeds from initial public offering	$ 31.9
Class A Ordinary Shares
Subsequent Event [Line Items]
Number of ADS representing one ordinary share	4
American Depositary Shares | Selling Shareholders [Member]
Subsequent Event [Line Items]
Number of shares offered	6,672,132
American Depositary Shares | Parent Company
Subsequent Event [Line Items]
Number of shares offered	3,327,868
Alibaba Investment Limited | Convertible Loan Agreement
Subsequent Event [Line Items]
Aggregate principal amount of convertible loan		$ 171.1
Conversion price per share		$ 60
Convertible loan interest rate per anum		3.00%
Convertible loan mature period		3 years
Alibaba Investment Limited | Convertible Loan Agreement | Class A Ordinary Shares
Subsequent Event [Line Items]
Number of calendar days for convertible loan convertible into ordinary shares		240 days
Alibaba Investment Limited | Convertible Loan Agreement | American Depositary Shares
Subsequent Event [Line Items]
Conversion price per share		$ 15